Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax

The Company's (loss) income before income tax consists of:

	For the year ended December 31,
	2025	2024	2023
Non-PRC	$76,859	$146,723	$138,908
PRC	(338,961)	(103,886)	(223,395)
Total	$(262,102)	$42,837	$(84,487)

Schedule of Company's Income Taxes

The Company's income taxes consists of:

	For the year ended December 31,
	2025	2024	2023
Current income tax expense	$(26,645)	$(58,587)	$(53,780)
Deferred tax benefit	89,911	56,406	17,409
Income tax benefit (expense)	$63,266	$(2,181)	$(36,371)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company's total income tax benefit (expense) to the amount computed by applying the PRC statutory income tax rate of 25% to its (loss) income before income taxes for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025
	US$	Percent
Income tax benefit at the PRC statutory rate	65,526	-25.0%
Foreign Tax Effects
Hong Kong
Statutory tax rate difference between PRC and other jurisdiction	7,344	-2.8%
Non-taxable income	46,903	-17.9%
Non-deductible expense	(4,494)	1.7%
Others	(484)	0.2%
Other foreign jurisdictions	(3,056)	1.2%
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws	—	0.0%
Tax credits	—	0.0%
Changes in valuation allowances	(78,026)	29.8%
Nontaxable or nondeductible items
Non-taxable income	—	0.0%
Non-deductible expense	—	0.0%
Non-deductible goodwill impairment	(3,922)	1.5%
Expired deductible expenses	(7,850)	3.0%
Others	(5,527)	2.1%
Changes in unrecognized tax benefits	—	0.0%
Effect of different tax rates of subsidiaries in PRC	(2,267)	0.9%
Other adjustments
Super deduction for research and development expenses	33,193	-12.7%
Effect of PRC withholding tax	18,080	-6.9%
Others	(2,154)	0.8%
Income tax benefit	63,266	-24.1%

	For the year ended December 31,
	2024	2023
Income (loss) from continuing operations before income taxes	$42,837	$(84,487)
Income tax benefit (expense) at the PRC statutory rate	(10,709)	21,122
International tax rate differential	10,719	10,553
Super deduction for research and development expenses	33,505	42,183
Nontaxable or non-deductible expenses	7,895	(556)
Effect of preferential tax rate	3,732	7,010
Change in valuation allowance	(68,896)	(155,746)
Effect of PRC withholding tax	15,956	(6,034)
Changes of tax rate	—	49,532
Other adjustments	5,617	(4,435)
Income tax expense	$(2,181)	$(36,371)
Effective tax rate	-5.1%	43.0%

Schedule Company's Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	2025	2024
Inventories	18,821	16,147
Accrued expenses, payroll and others	29,590	77,538
Deferred government grants	1,719	387
Intangible assets amortization	7,549	9,253
Fixed assets depreciation and impairment	43,199	26,711
Credit loss	4,560	3,331
Lease liability	20,162	30,575
Net operating losses carried forward	374,111	257,155
Others	3,975	2,496
Deferred tax assets	$503,686	$423,593
Less: valuation allowance	409,920	313,303
Deferred tax asset, net	$93,766	$110,290
Accelerated depreciation of fixed assets	(2,888)	(733)
Right-of-use assets	(19,979)	(30,354)
Tax on capital gains and interest income	(30,736)	(84,774)
Long-lived assets arising from acquisitions	(13,048)	(38,226)
PRC Withholding tax	(310,663)	(328,879)
Deferred tax liability	$(377,314)	$(482,966)
Net Deferred tax assets	$41,520	$37,373
Net Deferred tax liability	$(325,068)	$(410,049)